Other assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Other assets [Line Items]
Loans receivable, net of allowance for credit losses	$ 579,996		$ 595,640
Straight-line rents, prepaid expenses and other	548,887		592,032
Notes receivable, net of allowance for credit losses	305,572		401,989
Lease incentives	122,699		133,660
Inventory	116,153		90,915
Operating lease right of use assets, net	38,768		45,970
Derivative assets (Note 12)	36,913		81,770
Investments	26,151		76,756
Other assets and receivables, net	712,778		583,306
Other assets	2,487,917		2,602,038
Interest and fee income, loans and leases	26,000	$ 29,000
Allowance for credit losses on notes receivable	185,138	$ 33,525	210,989	$ 33,887
Loans receivable
Other assets [Line Items]
Allowance for credit losses on notes receivable	251		478
Notes receivable
Other assets [Line Items]
Allowance for credit losses on notes receivable	$ 174,932		$ 200,343